Taxation (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of income tax expense
Current			$ (187)	$ (943)	$ (1,382)	$ (2,257)	$ (1,895)
Deferred			(850)	(53)	(937)	(402)	1,044
Income tax (expenses) benefit	$ 146	$ (446)	$ (1,037)	$ (890)	$ (2,319)	$ (2,659)	$ (851)